Consolidated Statements of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cumulative pension adjustments	$ 75
Additional Paid-in-Capital
Stock option and restricted stock award transactions net of tax (expense) benefit	26	28	(18)
Accumulated Other Comprehensive (Loss) Income
Cumulative translation adjustments	276
Cumulative pension adjustments	75
Unrecognized gains on forward contracts	$ 3